Fair Value Measurements - Fair Value Assumption - Financing Note (Details) - Financing Note	12 Months Ended
Dec. 31, 2023 Y $ / shares
Fair Value Measurements
Maturity date	Dec. 19, 2026
Principal
Fair Value Measurements
Debt instrument, measurement input	6,805,000
Discount rate
Fair Value Measurements
Debt instrument, measurement input	0.2000
Note term
Fair Value Measurements
Debt instrument, measurement input | Y	2.97
Stock Price
Fair Value Measurements
Debt instrument, measurement input | $ / shares	3.35
Risk rate
Fair Value Measurements
Debt instrument, measurement input	0.0392
Volatility
Fair Value Measurements
Debt instrument, measurement input	0.3249